Financial Risk Management Objectives and Policies - Summary of Credit Quality and the Maximum Exposure to Credit Risk Based on the Groups Credit Policy (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of credit risk exposure [line items]
Total, assets	¥ 12,878		¥ 8,624
Trade receivables | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Total, assets		$ 1,124	1,717
Financial Assets Included in Prepayments and Other Receivables | Gross carrying amount [member] | Normal [Member]
Disclosure of credit risk exposure [line items]
Total, assets		2,452	3,906
Restricted Bank Deposits | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets		12	6
Cash and Cash Equivalents | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets		$ 7,651	1,350
12-month expected credit losses [member] | Stage One | Trade receivables | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Total, assets	0		0
12-month expected credit losses [member] | Stage One | Financial Assets Included in Prepayments and Other Receivables | Gross carrying amount [member] | Normal [Member]
Disclosure of credit risk exposure [line items]
Total, assets	2,067		3,349
12-month expected credit losses [member] | Stage One | Restricted Bank Deposits | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets	12		6
12-month expected credit losses [member] | Stage One | Cash and Cash Equivalents | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets	7,651		1,350
Lifetime expected credit losses [member] | Simplified Approach | Trade receivables | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Total, assets	1,077		1,532
Lifetime expected credit losses [member] | Simplified Approach | Financial Assets Included in Prepayments and Other Receivables | Gross carrying amount [member] | Normal [Member]
Disclosure of credit risk exposure [line items]
Total, assets	0		0
Lifetime expected credit losses [member] | Simplified Approach | Restricted Bank Deposits | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets	0		0
Lifetime expected credit losses [member] | Simplified Approach | Cash and Cash Equivalents | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets	0		0
Lifetime expected credit losses [member] | Stage Two | Trade receivables | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Total, assets	0		0
Lifetime expected credit losses [member] | Stage Two | Financial Assets Included in Prepayments and Other Receivables | Gross carrying amount [member] | Normal [Member]
Disclosure of credit risk exposure [line items]
Total, assets	274		435
Lifetime expected credit losses [member] | Stage Two | Restricted Bank Deposits | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets	0		0
Lifetime expected credit losses [member] | Stage Two | Cash and Cash Equivalents | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets	0		0
Lifetime expected credit losses [member] | Stage three | Trade receivables | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Total, assets	47		185
Lifetime expected credit losses [member] | Stage three | Financial Assets Included in Prepayments and Other Receivables | Gross carrying amount [member] | Normal [Member]
Disclosure of credit risk exposure [line items]
Total, assets	111		122
Lifetime expected credit losses [member] | Stage three | Restricted Bank Deposits | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets	0		0
Lifetime expected credit losses [member] | Stage three | Cash and Cash Equivalents | Gross carrying amount [member] | Not Yet Past Due [Member]
Disclosure of credit risk exposure [line items]
Total, assets	¥ 0		¥ 0